Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

February 28, 2019

Dates Covered
Collections Period	02/01/19 - 02/28/19
Interest Accrual Period	02/15/19 - 03/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/19	841,092,868.55	36,361
Yield Supplement Overcollateralization Amount 01/31/19	57,521,390.78	0
Receivables Balance 01/31/19	898,614,259.33	36,361
Principal Payments	23,267,790.63	444
Defaulted Receivables	1,091,142.07	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/19	55,225,130.68	0
Pool Balance at 02/28/19	819,030,195.95	35,870

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.23%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	4,713,778.87	186
Past Due 61-90 days	1,521,242.32	65
Past Due 91-120 days	146,034.84	12
Past Due 121+ days	0.00	0
Total	6,381,056.03	263

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	804,673.80
Aggregate Net Losses/(Gains) - February 2019	286,468.27
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.38%
Prior Net Losses Ratio	1.06%
Second Prior Net Losses Ratio	0.79%
Third Prior Net Losses Ratio	0.76%
Four Month Average	0.75%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.34%

Overcollateralization Target Amount	21,704,300.19
Actual Overcollateralization	21,704,300.19
Weighted Average APR	3.52%
Weighted Average APR, Yield Adjusted	6.41%
Weighted Average Remaining Term	58.21

Flow of Funds	$ Amount

Collections	26,624,069.59
Investment Earnings on Cash Accounts	51,249.01
Servicing Fee	(748,845.22)
Transfer to Collection Account	0.00
Available Funds	25,926,473.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,961,684.96
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	21,478,011.77
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,400,189.98

Total Distributions of Available Funds	25,926,473.38

Servicing Fee	748,845.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 02/15/19	818,803,907.53
Principal Paid	21,478,011.77
Note Balance @ 03/15/19	797,325,895.76

Class A-1
Note Balance @ 02/15/19	4,183,907.53
Principal Paid	4,183,907.53
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2
Note Balance @ 02/15/19	369,000,000.00
Principal Paid	17,294,104.24
Note Balance @ 03/15/19	351,705,895.76
Note Factor @ 03/15/19	95.3132509%

Class A-3
Note Balance @ 02/15/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	326,000,000.00
Note Factor @ 03/15/19	100.0000000%

Class A-4
Note Balance @ 02/15/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	89,060,000.00
Note Factor @ 03/15/19	100.0000000%

Class B
Note Balance @ 02/15/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	30,560,000.00
Note Factor @ 03/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,048,271.63
Total Principal Paid	21,478,011.77
Total Paid	23,526,283.40

Class A-1
Coupon	2.36000%
Interest Paid	7,679.79
Principal Paid	4,183,907.53
Total Paid to A-1 Holders	4,191,587.32

Class A-2
Coupon	2.80000%
Interest Paid	861,000.00
Principal Paid	17,294,104.24
Total Paid to A-2 Holders	18,155,104.24

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.0470025
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4647037
Total Distribution Amount	23.5117062

A-1 Interest Distribution Amount	0.0412892
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	22.4941265
Total A-1 Distribution Amount	22.5354157

A-2 Interest Distribution Amount	2.3333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	46.8674912
Total A-2 Distribution Amount	49.2008245

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/19	2,546,066.61
Investment Earnings	4,594.52
Investment Earnings Paid	(4,594.52)
Deposit/(Withdrawal)	-
Balance as of 03/15/19	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61